Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 89
Ending balance, intangible assets	127	€ 89
Beginning balance	983
Ending balance	1,295	983
Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	31
Ending balance, intangible assets	19	31
Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	58
Ending balance, intangible assets	108	58
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	894
Ending balance	1,168	894
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	169	155
Additions	5	13
Acquisition, business combination (Note 5)	82	7
Write-off of fully amortized intangible assets		(13)
Exchange differences	6	7
Ending balance, intangible assets	262	169
Beginning balance	1,063	891
Additions	5	13
Acquisition, business combination (Note 5)	303	113
Write-off of fully amortized intangible assets		(13)
Exchange differences	59	59
Ending balance	1,430	1,063
Cost | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	64	64
Additions	5	13
Acquisition, business combination (Note 5)	0	0
Write-off of fully amortized intangible assets		(13)
Exchange differences	0	0
Ending balance, intangible assets	69	64
Cost | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	105	91
Additions	0	0
Acquisition, business combination (Note 5)	82	7
Write-off of fully amortized intangible assets		0
Exchange differences	6	7
Ending balance, intangible assets	193	105
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	894	736
Additions	0	0
Acquisition, business combination (Note 5)	221	106
Write-off of fully amortized intangible assets		0
Exchange differences	53	52
Ending balance	1,168	894
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(80)	(58)
Amortization charge	(53)	(33)
Write-off of fully amortized intangible assets		13
Exchange differences	(2)	(2)
Ending balance, intangible assets	(135)	(80)
Accumulated amortization | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(33)	(31)
Amortization charge	(17)	(15)
Write-off of fully amortized intangible assets		13
Exchange differences	0	0
Ending balance, intangible assets	(50)	(33)
Accumulated amortization | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(47)	(27)
Amortization charge	(36)	(18)
Write-off of fully amortized intangible assets		0
Exchange differences	(2)	(2)
Ending balance, intangible assets	€ (85)	€ (47)